OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Prepaid expenses		$ 330,092	[1]	$ 3,060	[1]
Government authorities		71,430		9,604
Prepaid Expense and Other Assets, Current	$ 654,306	$ 401,522		$ 12,664

[1]	Consists components amounting to $55,187 which are intended to be used as part of research and development activities subsequent to balance sheet date.